C11 Property, plant and equipment	12 Months Ended
Dec. 31, 2017
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C11 Property, plant and equipment

C11    Property, plant and equipment

Property, plant and equipment 2017

	Real estate	Machinery and other technical assets	Other equipment, tools and installations	Construction in progress and advance payments	Total
Cost
Opening balance	7,132	4,286	33,134	2,648	47,200
Additions	150	183	1,317	2,227	3,877
Balances regarding acquired/divested businesses	–9	–134	–12	—	–155
Sales/disposals	–1,323	–457	–5,387	–185	–7,352
Reclassifications	757	56	2,226	–3,039	—
Translation difference	–197	–115	–664	–43	–1,019

Closing balance	6,510	3,819	30,614	1,608	42,551
Accumulated depreciation
Opening balance	–3,629	–3,651	–23,061	—	–30,341
Depreciations	–458	–279	–3,366	—	–4,103
Balances regarding divested businesses	9	85	11	—	105
Sales/disposals	349	442	4,263	—	5,054
Translation difference	99	93	491	—	683

Closing balance	–3,630	–3,310	–21,662	—	–28,602
Accumulated impairment losses
Opening balance	–43	–3	–79	—	–125
Impairment losses	–297	–42	–1,872	—	–2,211
Sales/disposals	200	4	1,050	—	1,254
Translation difference	—	–1	–9	—	–10

Closing balance	–140	–42	–910	—	–1,092

Net carrying value	2,740	467	8,042	1,608	12,857

Contractual commitments for the acquisition of property, plant and equipment as per December 31, 2017, amounted to SEK 350 (476) million.

In 2017 impairment losses have been made of SEK 2.2 (0.2) billion, where SEK 1.2 billion were related to the divest and sale of the ICT center in Canada, as rapid technology development allows the Company to consolidate test activities to the two remaining centers in Sweden. The impairment loss of SEK 2.2 billion by segment was Networks SEK 1.0 billion, Digital Services SEK 0.7 billion, Managed Services SEK 0.1 billion and Other SEK 0.4 billion.

Property, plant and equipment 2016

	Real estate	Machinery and other technical assets	Other equipment, tools and installations	Construction in progress and advance payments	Total
Cost
Opening balance	6,475	4,560	28,753	4,750	44,538
Additions	177	148	1,519	4,285	6,129
Balances regarding acquired/divested businesses	–1	–53	2	—	–52
Sales/disposals	–1,410	–596	–2,610	–269	–4,885
Reclassifications	1,633	110	4,570	–6,315	–2
Translation difference	258	117	900	197	1,472

Closing balance	7,132	4,286	33,134	2,648	47,200
Accumulated depreciation
Opening balance	–3,634	–3,779	–21,208	—	–28,621
Depreciations	–506	–330	–3,585	—	–4,421
Balances regarding divested businesses	2	26	7	—	35
Sales/disposals	643	534	2,434	—	3,611
Reclassifications	4	1	–4	—	1
Translation difference	–138	–103	–705	—	–946

Closing balance	–3,629	–3,651	–23,061	—	–30,341
Accumulated impairment losses
Opening balance	—	–10	–6	—	–16
Impairment losses	–43	–1	–112	—	–156
Reversals of impairment losses	—	8	—	—	8
Sales/disposals	—	—	39	—	39
Translation difference	—	—	—	—	—

Closing balance	–43	–3	–79	—	–125

Net carrying value	3,460	632	9,994	2,648	16,734